Other income (expenses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$ 1,203,836	$ 1,041,677	$ 896,840
Bargain purchase gain of domestic business acquisition (note 4b)	0	0	87,496
Total other income	1,203,836	1,041,677	984,336
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(944,848)	(737,077)	(731,110)
Other	(263,722)	(201,940)	(85,584)
Total other expenses	(1,208,570)	(939,017)	(816,694)
Total other income (expenses), net	$ (4,734)	$ 102,660	$ 167,642